CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 25,296	$ 31,030	$ 39,646	$ 22,660	$ 33,373	$ 9,316	$ (4,048)	$ (10,709)	$ 343	$ 126,709	$ (5,098)	$ (6,531)
Other comprehensive income:
Unrealized gains (losses) on securities available for sale, net of tax of $(23,131), $(3,172) and $4,692, respectively	18,809				879					(43,039)	(5,889)	8,713
Comprehensive income (loss)	44,105				34,252					83,752	(10,987)	2,182
Less: comprehensive income attributable to noncontrolling interest	110				300					1,367	494
Comprehensive income (loss) applicable to Hilltop	$ 43,995				$ 33,952					$ 82,385	$ (11,481)	$ 2,182